Revenue - Schedule of Revenue Remaining Performance Obligation (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Revenue Remaining Performance Obligation [Line Items]
Revenue remaining performance obligation current	$ 128,653	$ 114,284	$ 82,291
Revenue remaining performance obligation noncurrent	78,900	58,250	40,475
Revenue remaining performance obligation	$ 207,553	172,534	122,766
Cumulative Effect, Period of Adoption, Adjustment [Member]
Schedule of Revenue Remaining Performance Obligation [Line Items]
Revenue remaining performance obligation current		121,623	90,237
Revenue remaining performance obligation noncurrent		51,368	32,957
Revenue remaining performance obligation		$ 172,991	$ 123,194